Financial instruments - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Borrowings	$ 1,299,068	$ 1,068,584	$ 960,159
Derivative financial liabilities	53,994	210,224
Trade and other payables	126,124	67,126
Lease liabilities	150,077	121,652	$ 115,315
Liabilities to related parties	3,325	8,465
Other current liabilities	94,225	58,557
Financial liabilities	$ 1,726,813	$ 1,534,608